THE HARTFORD GLOBAL HEALTH FUND (Prospectus Summary) | THE HARTFORD GLOBAL HEALTH FUND

SUPPLEMENT

DATED MAY 6, 2011 TO

THE HARTFORD GLOBAL HEALTH FUND

PROSPECTUS AND SUMMARY PROSPECTUS

EACH DATED MARCH 1, 2011

Effective August 5, 2011, the name of The Hartford Global Health Fund (the “Fund”) will be changed to “The Hartford Healthcare Fund.”

Accordingly, effective August 5, 2011, on the front cover of the above referenced Prospectus and Summary Prospectus, the Fund’s name is changed to The Hartford Healthcare Fund and conforming changes are made throughout the Prospectus and Summary Prospectus.